Income Taxes - Income Tax Loss Carryforwards (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,219	$ 1,700	$ 15,103	$ 15,168	$ 15,343
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,254,930				$ 1,251,200
Income tax loss carryforwards | 2026-2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	142,715
Income tax loss carryforwards | 2031- 2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	225,324
Income tax loss carryforwards | 2036-2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	505,870
Income tax loss carryforwards | 2041-2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 381,021